Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 6,154	$ 7,068	$ 13,391
Investments	912	0	0
Receivables and prepaid expenses	68	382	310
Current assets	7,134	7,450	13,701
Non-current assets
Property and equipment	87	112	68
Mineral property interests	0	532	38,875
Long-term investments	199	151	146
Reclamation deposits and other	12	12	490
Non current Assets	298	807	39,579
Total assets	7,432	8,257	53,280
Current liabilities
Accounts payable and accrued liabilities	346	247	455
Current Liabilities	346	247	455
Non-current liabilities
Other deferred liabilities	44	0	0
Loan payable to Oyu Tolgoi LLC	8,380	7,841	7,334
Deferred revenue	38,411	24,658	22,987
Deferred income tax	0	0	3,015
Non current Liabilities	46,835	32,499	33,336
Total liabilities	47,181	32,746	33,791
Shareholders' equity (deficiency)
Share capital	172,955	172,308	178,740
Share subscriptions received in advance	0	0	559
Reserves	22,199	22,175	20,863
Accumulated other comprehensive income (loss)	1,688	(1,684)	0
Deficit	(236,591)	(217,288)	(180,673)
Total shareholders' equity (deficiency)	(39,749)	(24,489)	19,489
Total liabilities and shareholders' equity (deficiency)	$ 7,432	$ 8,257	$ 53,280